Share Capital and Reserves	12 Months Ended
Dec. 31, 2022
Disclosure Of Share Capital Reserves And Other Equity Interest Text Block Abstract
Share capital and reserves

NOTE 22: Share capital and reserves

At December 31, 2022, the Company’s share capital was represented by the following number of shares (units). Only one class of shares (common shares) exists and they have no par value.

For the Years ended December 31	2022	2021
Common shares	162,880,936	155,969,226
Total outstanding shares	162,880,936	155,969,226

On January 21, 2021, the company announced the successful pricing of its capital increase with the offering of new ordinary shares. The Company raised €25.0 million ($30.4 million) in gross proceeds by means of a private placement of 27,777,777 new shares at an issue price of €0.90 per share through an accelerated bookbuild offering. As a result of the issuance of new shares, the Company’s share capital increased from €68,998,734.95 to €90,132,067.69 and its issued and outstanding shares increased from 90,691,449 to 118,469,226 ordinary shares.

On November 8, 2021, the Company announced that completion of a capital increase by means of an initial public offering in the United States of 3,750,000 ADSs at an issue price of $12 per ADS, resulting in gross proceeds of $45.0 million. As a result of this capital increase, its share capital has increased from €90,132,067.69 to €118,662,067.69 and the number of issued and outstanding shares has increased from 118,469,226 to 155,969,226 ordinary shares, through the issuance of a total of 37,500,000 new shares.

On August 11, 2022, to settle a portion of the purchase price for the acquisition by the Company of the GPS test from Genomic Health, Inc. (a subsidiary of Exact Sciences Corporation) announced on August 2, 2022, the Company issued 691,171 American Depositary Shares, or “ADSs” (each representing 10 ordinary shares of the Company with no nominal value per share), at a price per ADS of $7.23, totaling $5 million. As a result, the Company’s share capital has increased from €118,662,067.69 to €123,539,165.19 and the number of issued and outstanding shares has increased from 155,969,226 to 162,880,936 ordinary shares.

	Thousands of $		Thousands of €
For the Years ended December 31	Share Capital	Issuance Premium	Share Capital	Issuance Premium
As of January 1, 2021	76,716	136,349	62,214	112,078
January 2021 – Issuance of 27,777,777 shares (*)	23,632	4,693	19,473	3,867
November 2021 – Issuance of 37,500,000 shares (*)	28,106	12,135	24,412	10,536
As of December 31, 2021	128,454	153,177	106,099	126,481
August 2022 – Issuance of 6,911,710 shares (*)	5,000		4,876
As of December 31, 2022	133,454	153,177	110,975	126,481

(*) net of expenses

The capital stock and the issuance premium amounted to the following:

	Thousands of $		Thousands of €
For the Years ended December 31	2022	2021	2022	2021
Share Capital as per statutory accounts	148,419	143,419	123,539	118,662
Capital increase costs	(14,965)	(14,965)	(12,564)	(12,564)
Share capital under IFRS	133,454	128,454	110,975	106,098
Issuance premium	153,177	153,177	126,481	126,481
Share capital and issuance premium	286,631	281,631	237,456	232,579

The history of the Share Capital can be found in “General Information; Capital and Shares”.

By virtue of the resolution of the extraordinary general shareholders’ meeting of the Company held on May 27, 2021, which entered into force on June 1, 2021, the board of directors of the Company has been granted certain powers to increase the Company’s share capital in the framework of the authorized capital. The powers under the authorized capital have been set out in article 6 of the Company’s articles of association.

Pursuant to the authorization granted by the extraordinary general shareholders’ meeting, the board of directors was authorized to increase the share capital of the Company on one or several occasions by a maximum aggregate amount of EUR 90,132,067.69 (excluding issue premium, as the case may be) for a period of 5 years as from June 1, 2021.

The board of directors has used its powers under the authorized capital on (i) November 8, 2021, by issuing 37,500,000 new shares (3,750,000 ADSs) for an aggregate amount of €28,530,000.00 (excluding issue premium), and (ii) August 11, 2022, by issuing 6,911,710 new shares (691,171 ADSs) for an aggregate amount of €4,877,097.50. Moreover, subsequent to the balance sheet date (and as described further in Note 27), the board of directors has used its powers under the authorized capital at the occasion of the February 2023 capital increase. As a result, the board of directors therefore still has the authority under the authorized capital to increase the Company’s share capital with an aggregate amount of €16,792,505.80 (excluding issue premium, as the case may be).

In addition to the outstanding shares of the Company:

●	a total of 13,895,280 subscription rights of the Company have been created, of which 12,257,780 subscription rights have been granted as of December 31, 2022, which entitles their holders (assuming all subscription rights are granted and exercised) to subscribe to a total of 12,257,780 new shares with voting rights (see Note 24 for further details). The remaining 1,637,500 subscription rights have not yet been granted and are currently still managed by the Company’s board of directors;

●	under the loan agreement entered into by the Company and Kreos Capital in July 2021, a drawdown fee equal to 7% of the amounts drawn down under the loan agreement (being EUR 630,000 in aggregate) remains outstanding as a payable due by the Company (without accruing interest), and is convertible into ordinary shares with voting rights by means of a contribution in kind of the payable by Kreos Capital to the share capital of the Company at a price of €0.85 per share (see Note 24 for further details); and,

●	under the loan and security agreement entered into by the Company and Innovatus Capital Partners in August 2022, Innovatus has the right to convert, prior to August 2, 2025, up to 15% of the outstanding principal amount of the loans (by means of a contribution in kind of the relevant payables due by the Company under the loans) into American Depositary Shares (“ADSs”) of the Company (each representing 10 ordinary shares of the Company) at a conversion price per ADS equal to $11.21 (i.e., $1.121 per share on the basis of the ratio of 1 ADS per 10 shares) (see note 16 for further details).